Trade and other receivables - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade receivables
Disclosure of financial assets [line items]
Provision for expected credit losses	$ 1,053	$ 719	$ 1,007